UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2009
                                                    --------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Equity International, LLC
Address:  Two North Riverside Plaza
          Suite 1500
          Chicago, Il 60606

Form 13F File Number:      (To be determined after filing)
                           -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alisa Singer
Title:      Corporate Counsel
Phone:      (312) 466-3635

Signature, Place and Date of Signing:

     /s/ Alisa Singer                Chicago, Illinois      February 16, 2010
--------------------------           -----------------      -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 2
                                               -------------------
Form 13F Information Table Value Total:             $139,039
                                               -------------------
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                      EQUITY INTERNATIONAL, LLC
                                                               FORM 13F
                                                   Quarter Ended March 31, 2009

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                             CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                             -----                      ------      -------   ---  ----  ----------   -----    ---------------------
NAME OF ISSUER               TITLE           CUSIP     (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------               -----           -----     ---------    -------   ---  ----  ----------  --------  ----     ------  ----
------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX S A DE  SPONSORED ADR  25030W100   15,015     1,134,079  SH        SOLE                  1,134,079
GAFISA S A                   SPONS ADR      362607301  124,024    12,414,802  SH        SOLE                 12,414,802


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